UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2009
Hennessy Cornerstone Growth Fund, Series II (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 99.09%
Consumer Discretionary - 34.02%
99 Cents Only Stores (a)	43,300	$634,345	2.00%
Aaron's, Inc.	19,100	524,677	1.66%
APAC Customer Services, Inc. (a)	114,800	571,704	1.80%
Carter's, Inc. (a)	24,700	699,998	2.21%
Fuqi International, Inc. (a)	33,500	811,035	2.56%
Hhgregg, Inc. (a)	36,600	671,610	2.12%
Isle of Capri Casinos, Inc. (a)	47,300	562,397	1.78%
JOS A. Bank Clothiers, Inc. (a)	19,000	695,210	2.20%
Kirkland's, Inc. (a)	63,200	872,792	2.76%
Lincoln Educational Services Corp. (a)	31,300	637,268	2.01%
National Presto Industries, Inc.	7,500	602,700	1.90%
PEP Boys-Manny, Moe & Jack	61,300	608,709	1.92%
PF Chang's China Bistro, Inc. (a)	18,600	630,726	1.99%
Spartan Motors, Inc.	54,100	378,700	1.20%
Steven Madden Ltd. (a)	21,900	702,114	2.22%
Sturm Ruger & Co., Inc.	46,400	579,072	1.83%
Texas Roadhouse, Inc. (a)	53,000	589,890	1.86%
		10,772,947	34.02%
Consumer Staples - 15.64%
Calavo Growers, Inc.	29,200	592,760	1.87%
Central Garden & Pet Co. - Class A (a)	61,000	688,690	2.18%
Coca-Cola Bottling Co. Consolidated	8,600	486,072	1.53%
Cott Corp. (a)(b)	115,000	637,100	2.01%
J&J Snack Foods Corp.	16,300	706,442	2.23%
Lancaster Colony Corp.	13,200	601,128	1.90%
Peet's Coffee & Tea, Inc. (a)	22,400	615,328	1.94%
United Natural Foods, Inc. (a)	23,200	627,096	1.98%
		4,954,616	15.64%
Energy - 6.03%
Nustar Energy LP	11,400	641,022	2.02%
Sunoco Logistics Partners LP	10,900	645,607	2.04%
World Fuel Services Corp.	14,200	622,812	1.97%
		1,909,441	6.03%
Financials - 7.62%
Encore Capital Group, Inc. (a)	48,000	593,280	1.87%
Evercore Partners, Inc.	30,000	590,100	1.86%
First Horizon National Corp. (a)	46,200	592,284	1.87%
Stifel Financial Corp. (a)	12,800	639,104	2.02%
		2,414,768	7.62%
Health Care - 7.76%
Bio-Reference Labs, Inc. (a)	18,600	596,316	1.88%
Cantel Medical Corp. (a)	36,400	563,472	1.78%
RehabCare Group, Inc. (a)	25,800	620,748	1.96%
SXC Health Solutions Corp. (a)(b)	22,900	676,924	2.14%
		2,457,460	7.76%
Industrials - 14.75%
Cubic Corp.	16,600	650,056	2.05%
Dollar Thrifty Automotive Group (a)	60,300	997,965	3.15%
Global Cash Access Holdings, Inc. (a)	81,900	737,100	2.33%
Goodrich Corp.	11,500	590,640	1.87%
Marten Transport Ltd. (a)	27,500	485,100	1.53%
Michael Baker Corp. (a)	14,400	614,160	1.94%
Tetra Tech, Inc. (a)	19,800	596,376	1.88%
		4,671,397	14.75%
Information Technology - 2.25%
NCI, Inc. (a)	22,500	713,025	2.25%
Manufacturing - 1.22%
Force Protection, Inc. (a)	74,900	387,233	1.22%
Materials - 6.36%
Bway Holding Company (a)	36,300	578,985	1.83%
Rock-Tenn Co. - Class A	15,700	705,872	2.23%
Schweitzer-Mauduit International, Inc.	22,300	729,210	2.30%
		2,014,067	6.36%
Technology - 1.40%
Black Box Corp.	16,100	442,267	1.40%
Telecommunication Services - 2.04%
USA Mobility, Inc.	47,800	645,300	2.04%
TOTAL COMMON STOCKS (Cost $28,705,374)		$31,382,521	99.09%
	Principal		% of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 1.06%
Money Market Funds - 1.06%
Fidelity Government Portfolio, 0.2177%	$335,342	$335,342	1.06%
Total Money Market Funds (Cost $335,342)		335,342	1.06%
TOTAL SHORT TERM INVESTMENTS (Cost $335,342)		$335,342	1.06%
Total Investments (Cost $29,040,716) - 100.15%		$31,717,863	100.15%
Liabilities in Excess of Other Assets - (0.15)%		(47,444)	(0.15)%
TOTAL NET ASSETS - 100.00%		$31,670,419	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

Cost of investments	$29,151,499
Gross unrealized appreciation	3,275,133
Gross unrealized depreciation	(708,769)
Net unrealized depreciation	$2,566,364

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009 (Unaudited)

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,772,947	$-	$-	$10,772,947
Consumer Staples	4,954,616	-	-	$4,954,616
Energy	1,909,441	-	-	$1,909,441
Financials	2,414,768	-	-	$2,414,768
Health Care	2,457,460	-	-	$2,457,460
Industrials	4,671,397	-	-	$4,671,397
Information Technology	713,025	-	-	$713,025
Manufacturing	387,233	-	-	$387,233
Materials	2,014,067	-	-	$2,014,067
Technology	442,267	-	-	$442,267
Telecommunication Services	645,300	-	-	$645,300

Total Common Stocks	$ 31,382,521	-	-	$ 31,382,521

Short-Term Investments	335,342	-	-	$335,342

Total Investments in Securities	$ 31,717,863	$ -	$ -	$ 31,717,863

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date                9/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date                9/25/09

By (Signature and Title)*            /s/  Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date                9/25/09